Financial assets at fair value through profit or loss (Tables) - Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss
Disclosure of financial assets at fair value through profit and loss
(€ million)	December 31, 2022	December 31, 2021
Bonds issued by sovereign states	1,244	1,149
Other	5,243	5,152
Financial assets held for trading	6,487	6,301
Other financial assets at fair value through profit or loss
Other	1,764
Total financial assets at fair value through profit or loss	8,251	6,301

Schedule of financial assets at fair value through profit and loss breakdown by currency

The breakdown by currency is provided below:

(€ million)	December 31, 2022	December 31, 2021
Financial assets held for trading
Euro	3,599	3,913
U.S. dollars	2,885	2,336
Other currencies	3	52
	6,487	6,301
Other financial assets at fair value through profit or loss
Euro	1,201
U.S. dollars	563
	1,764
	8,251	6,301

Schedule of financial assets at fair value through profit and loss by issuing entity and credit rating

The breakdown by issuing entity and credit rating is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	152	148	Baa3	BBB
United States of America	301	300	Aaa	AA+
Spain	179	179	Baa1	A
Chile	125	120	A2	A
France	75	76	Aa2	AA
Germany	60	60	Aaa	AAA
Other (*)	149	147	from Aaa to A3	from AAA to A-
	1,041	1,030
Floating rate bonds
Italy	205	207	Baa3	BBB
Other	7	7	Aaa	AAA
	212	214
Total quoted bonds issued by sovereign states	1,253	1,244

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,210	1,195	from Aa1 to Baa3	from AA+ to BBB-
Quoted bonds issued by financial and insurance companies	804	762	from Aaa to Baa3	from AAA to BBB-
Other bonds	1,041	1,039	from Aaa to Baa3	from AAA to BBB-
	3,055	2,996
Floating rate bonds
Quoted bonds issued by industrial companies	643	647	from Aa2 to Baa3	from AA to BBB-
Quoted bonds issued by financial and insurance companies	998	988	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	610	612	from Aaa to Baa2	from AAA to BBB
	2,251	2,247
Total other bonds	5,306	5,243

Total other financial assets held for trading	6,559	6,487

Other financial assets at fair value through profit or loss	1,781	1,764	Aaa	AAA

	8,340	8,251

(*) Amounts included herein are lower than €50 million.